Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 203,825	$ 219,786	$ 271,518
Cost of revenues
Total cost of revenues	112,063	152,829	175,018
Gross profit	91,762	66,957	96,500
Operating expenses
Research and development, net	41,578	50,060	56,026
Sales and marketing	58,413	66,836	71,067
General and administrative	29,086	37,592	39,289
Total operating expenses	129,077	154,488	166,382
Operating loss	(37,315)	(87,531)	(69,882)
Financial income, net	22,350	24,150	13,382
Loss before income taxes	(14,965)	(63,381)	(56,500)
Taxes on income	1,835	970	22,565
Net Loss	$ (16,800)	$ (64,351)	$ (79,065)
Net loss per ordinary share, basic (in Dollars per share)	$ (0.35)	$ (1.31)	$ (1.59)
Net loss per ordinary share, diluted (in Dollars per share)	$ (0.35)	$ (1.31)	$ (1.59)
Products
Revenues
Total revenues	$ 148,086	$ 161,045	$ 222,502
Cost of revenues
Total cost of revenues	61,697	91,516	125,935
Services
Revenues
Total revenues	55,739	58,741	49,016
Cost of revenues
Total cost of revenues	$ 50,366	$ 61,313	$ 49,083